Note 2 - Going Concern (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 18, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Retained Earnings (Accumulated Deficit)		$ (10,051,189)		$ (8,676,825)	$ (5,904,931)
Net Income (Loss) Attributable to Parent		(1,374,364)	$ (516,765)	(2,771,894)	(2,210,764)
Allowance for Notes, Loans and Financing Receivable, Noncurrent		469,699		469,699	469,699
Subsequent Event [Member] | Demand for Arbitration against WGP [Member]
Litigation Settlement, Amount Awarded from Other Party	$ 1,045,000
Litigation Settlement, Amount Awarded Receivable from Other Party, Interest Rate	18.00%
Litigation Settlement Interest	$ (523,023)
Litigation Settlement, Amount Awarded from Other Party, Including Interest	$ 1,568,023
Wellness Group Pharms LLC [Member]
Notes, Loans and Financing Receivable, Gross, Noncurrent		1,251,829		1,250,014
Allowance for Notes, Loans and Financing Receivable, Noncurrent		$ 469,699		$ 469,699	$ 469,699